--------------------------------------------------------------------------------
Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101
General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation through investment in securities markets outside the United States.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, a London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management.

                                                                   June 15, 1998

Dear Shareholder:

     For the six months ending April 30, 1998, the Schroder International Smaller Companies Fund rose 17.7% while for the same period its benchmark, the unmanaged Salomon Smith Barney Extended Market Index(Registered) EPAC region ('EMI EPAC') rose 11.2%.

     The Fund benefited from its overweight position in continental Europe as well as management's decision to remain underweight in Southeast Asian markets. This was partially offset by an overweight stance in Japan for much of the period, and the decision to underweight the U.K. The main contributor to the Fund's outperformance over the period was stock selection. In the U.K., the Fund returned 42% versus the Salomon EMI EPAC return of 21%; in continental Europe the returns were 33% versus the Salomon EMI EPAC return of 27%.

     The environment for international small company investing improved during the period under review. Although smaller companies outside Southeast Asia were relatively insulated from the economic fallout of the Asian crisis, stocks were down sharply in all markets in the final months of 1997. Management used this buying opportunity to increase the Fund's exposure to continental Europe and the U.K., while reducing holdings in Japan. Increased investor interest, an improving outlook in Continental Europe, and bid activity in the U.K., drove smaller company prices higher after calendar year-end. In Japan, small stocks remain inexpensive on all valuation measures, but the economic situation remains difficult.

     Although stock prices in both the U.K. and continental Europe moved higher over the last 6 months, valuations are still attractive. In the U.K., valuations reached depressed levels in the manufacturing sector as the market over-discounted the impact of the sterling's strength. In continental Europe, earnings momentum improved significantly as private consumption began to recover in 1997. Since domestic economic growth is an important earnings driver for smaller companies, this factor has had a positive impact on the outlook for European smaller companies' earnings.

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

     In Japan, small companies have suffered as earnings projections have been downgraded following persistent economic weakness. Valuations are attractive on both historical and absolute terms. However, management's experience in small company investing suggests that this type of valuation gap can persist for some time without a catalyst to reverse it. Presently, management is unable to identify a suitable catalyst.

     Thank you for your interest in the Schroder International Smaller Companies Fund.

Sincerely,

/s/ Mark J. Smith

Mark J. Smith
President

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                                       2

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Schroder International Smaller Companies Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998) (Unaudited)

Q: Since the beginning of 1998, the Fund's U.K. weighting gradually increased to become the largest geographic weighting while the Japanese weighting has dropped to become the second largest. What is the background for this change in position and do you see it continuing?

A: Over the past few months management has reduced the Fund's Japanese holdings in the belief that the outlook for smaller companies and, in particular, prospects for earnings growth are more attractive in continental Europe and the U.K. than in Japan at the moment. Management added to the U.K. as sterling's strength provided some excellent opportunities to buy good companies at low prices. However, the Fund's single largest regional position is in continental Europe (51% of total assets) as management believes that the environment for equity investing in general, and for smaller companies in particular, is presently favorable.

Q: What regions do you see as offering the most potential for earnings growth?

A: Management anticipates strong earnings growth (possibly in excess of 15% in some cases) in continental Europe for both 1998 and 1999. Growth in the U.K. is anticipated to be slower than this, and visibility in Japan remains limited.

Q: International small companies' returns last year lagged those of larger ones as a whole. Is the outlook improving for the relative performance of smaller companies?

A: So far, in 1998, smaller companies have outperformed larger ones in many major markets after a protracted period during which they lagged. In continental Europe, larger companies, especially financials, were in vogue in the first quarter but since then have given back some of their relative strength. Historically, smaller companies have tended to show good relative returns in periods of rising domestic economic activity; this should boost their fortunes in continental Europe. In the U.K., bid activity and cheap relative valuations have revived interest in this group. Here, however, the rate of economic growth is likely to moderate in the second half of 1998 and is one factor causing us to remain underweight in this area relative to the rest of Europe. In Japan, valuations appear compelling in comparison to larger companies and any domestic revival should work to their benefit.

In general, we believe that international smaller companies remain underfollowed and often, therefore, undervalued, and that in many cases they operate in attractive niche industries with sustainable earnings growth prospects. An increasing new issue calendar, especially in Europe, coupled with greater interest in equity investments in general, has the potential to stimulate interest in this group.

Q: What is the Fund's investment strategy for the next six months?

A: The Fund's strategy is unlikely to change significantly over the next six months. The Fund is likely to remain overweight in Continental Europe, slightly underweight in the U.K. and underweight in the Asian region (including Japan) compared to its benchmark.

The views expressed in this report were those of the Fund's portfolio managers as of April 30, 1998, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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                                       3

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Schroder International Smaller Companies Fund
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           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1998 (UNAUDITED)

                    COUNTRY WEIGHTINGS

                                                SALOMON
                                               BROTHERS
COUNTRY                  % OF NET ASSETS    EMI EPAC INDEX
-----------------------------------------------------------
United Kingdom                23.07%             30.25%
Japan                         17.10%             17.81%
France                        13.72%              7.21%
Germany                        9.93%              8.17%
Switzerland                    7.55%              8.43%
Spain                          5.46%              2.94%
Netherlands                    5.33%              6.08%
Italy                          3.62%              4.39%
Finland                        2.52%              1.25%
Hong Kong                      2.32%              2.41%
Belgium                        2.12%              1.28%
Sweden                         1.49%              3.19%
Denmark                        1.18%              0.80%
Malaysia                       0.57%              0.45%
Singapore                      0.13%              0.46%
Cash & Other Net
  Assets                       3.89%              0.00%
                         ---------------
Total                        100.00%
                         ---------------
                         ---------------

                  INVESTMENT BY INDUSTRY

INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Services                                        24.91%
Capital Equipment                               20.81%
Finance                                         10.57%
Consumer Durables                               10.39%
Materials                                        9.59%
Manufacturing                                    5.66%
Consumer Non-Durables                            4.93%
Machinery                                        3.69%
Retail                                           2.89%
Multi-Industry                                   2.20%
Energy                                           0.47%
Cash & Other Net Assets                          3.89%
                                           ---------------
Total                                          100.00%
                                           ---------------
                                           ---------------

                   TOP TEN HOLDINGS

SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Kinepolis (Belg)                                 2.11%
Gautier France (Fr)                              2.04%
PSD Group plc (U.K.)                             2.02%
HF Company (Fr)                                  1.97%
Safra Republic Holdings (Swtz)                   1.89%
Corp. Financiera Reunida (Sp)                    1.76%
Hugo Boss Pfd. (Ger)                             1.72%
Jungheinrich Non Vtg Pfd. (Ger)                  1.70%
Amey plc (U.K.)                                  1.68%
Logica plc (U.K.)                                1.65%
                                           ---------------
Total                                           18.54%
                                           ---------------
                                           ---------------

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                                       4

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Schroder International Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder International Smaller Companies Portfolio
              (the 'Portfolio')                                                $6,403,344
         Organization costs, net of amortization (Note 2)                          10,577
                                                                               ----------

                              Total Assets                                      6,413,921
                                                                               ----------

LIABILITIES:
         Payable to subadministrator (Note 3)                                         387
         Accrued expenses and other liabilities                                     1,017
                                                                               ----------

                              Total Liabilities                                     1,404
                                                                               ----------

                              Net Assets                                       $6,412,517
                                                                               ----------
                                                                               ----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                       $6,379,300
         Undistributed net investment income (loss)                                (1,528)
         Accumulated net realized gain (loss) on investments and foreign
           currency transactions                                                  130,600
         Net unrealized appreciation (depreciation) on investments and
           foreign currency transactions                                          (95,855)
                                                                               ----------

                              Net Assets                                       $6,412,517
                                                                               ----------
                                                                               ----------

SHARES OF BENEFICIAL INTEREST                                                     634,039

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)                            $10.11

    The accompanying notes are an integral part of the financial statements.

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                                       5

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                           For the Period
                                                                                               Ended
                                                                                           April 30, 1998
                                                                                            (unaudited)
                                                                                           --------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
         Dividend income (net of foreign withholding taxes of $5,531)                         $ 43,437
         Interest income                                                                         2,670
         Net expenses                                                                          (38,104)
                                                                                           --------------
                              Net Investment Income Allocated from the Portfolio                 8,003
                                                                                           --------------
EXPENSES:
         Administration (Note 3)                                                                 3,178
         Subadministration (Note 3)                                                             12,500
         Transfer agency (Note 3)                                                                6,208
         Accounting (Note 3)                                                                     6,000
         Reporting                                                                                 112
         Registration                                                                            6,548
         Audit                                                                                   7,145
         Amortization of organization costs (Note 2)                                             1,511
         Legal                                                                                     228
         Trustees                                                                                  155
         Miscellaneous                                                                             401
                                                                                           --------------
                              Total Expenses                                                    43,986
         Fees waived and expenses reimbursed (Note 4)                                          (34,457)
                                                                                           --------------
                              Net Expenses                                                       9,529
                                                                                           --------------
NET INVESTMENT INCOME (LOSS)                                                                    (1,526)
                                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  ALLOCATED FROM THE PORTFOLIO:
         Net realized gain (loss) on investments sold                                          131,998
         Net realized gain (loss) on foreign currency transactions                              (1,395)
                                                                                           --------------
                              Net realized gain (loss) on investments and foreign
                                currency transactions                                          130,603
                                                                                           --------------
         Net change in unrealized appreciation (depreciation) on investments                   857,962
         Net change in unrealized appreciation (depreciation) on foreign currency
           transactions                                                                           (582)
                                                                                           --------------
                              Net change in unrealized appreciation (depreciation) on
                                investments and foreign currency transactions                  857,380
                                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  ALLOCATED FROM THE PORTFOLIO:                                                                987,983
                                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $986,457
                                                                                           --------------
                                                                                           --------------

    The accompanying notes are an integral part of the financial statements.

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                                       6

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the         For the Period
                                                                                        Period Ended     November 4, 1996
                                                                                       April 30, 1998         through
                                                                                        (unaudited)      October 31, 1997
                                                                                       --------------    -----------------
   NET ASSETS, BEGINNING OF PERIOD                                                       $6,836,084         $        --
                                                                                       --------------    -----------------
   OPERATIONS:
            Net investment income (loss)                                                     (1,526)             15,068
            Net realized gain (loss) on investments                                         130,603             377,647
            Net change in unrealized appreciation (depreciation) on investments             857,380            (953,235)
                                                                                       --------------    -----------------
            Net increase (decrease) in net assets resulting from operations                 986,457            (560,520)
                                                                                       --------------    -----------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
            Net investment income                                                            (9,569)             (5,427)
            Net realized gain on investments sold                                          (377,722)                 --
                                                                                       --------------    -----------------
            TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (387,291)             (5,427)
                                                                                       --------------    -----------------
   CAPITAL TRANSACTIONS:
            Sale of shares                                                                  145,822           7,555,555
            Reinvestment of distributions                                                    75,896                  --
            Redemption of shares                                                         (1,244,451)           (153,524)
                                                                                       --------------    -----------------
            Net increase (decrease) in net assets from capital transactions              (1,022,733)          7,402,031
                                                                                       --------------    -----------------
            Net increase (decrease) in net assets                                          (423,567)          6,836,084
                                                                                       --------------    -----------------
   NET ASSETS, END OF PERIOD, INCLUDING LINE (A)                                         $6,412,517         $ 6,836,084
                                                                                       --------------    -----------------
                                                                                       --------------    -----------------
   (A) Accumulated undistributed net investment income (loss)                            $   (1,528)        $     9,567
                                                                                       --------------    -----------------
                                                                                       --------------    -----------------
   SHARE TRANSACTIONS:
            Sale of shares                                                                   16,818             757,675
            Reinvestment of distributions in shares                                           9,348                  --
            Redemption of shares                                                           (133,802)            (15,999)
                                                                                       --------------    -----------------
            Net increase (decrease) in shares                                              (107,636)            741,676
                                                                                       --------------    -----------------
                                                                                       --------------    -----------------

    The accompanying notes are an integral part of the financial statements.

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                                       7

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout the period:

                                                                              For the Period        For the Period
                                                                                  Ended            November 4, 1996
                                                                              April 30, 1998            through
                                                                               (unaudited)       October 31, 1997 (a)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $   9.22               $ 10.00
                                                                              --------------         ----------
Investment Operations
  Net Investment Income (Loss) (b)                                                     --                  0.02
  Net Realized and Unrealized Gain (Loss) on Investments                             1.41                 (0.79)
                                                                              --------------         ----------
Total from Investment Operations                                                     1.41                 (0.77)
                                                                              --------------         ----------
Distributions From
  Net Investment Income                                                             (0.01)                (0.01)
  Net Realized Gain on Investments                                                  (0.51)                   --
                                                                              --------------         ----------
Total Distributions                                                                 (0.52)                (0.01)
                                                                              --------------         ----------
Net Asset Value, End of Period                                                   $  10.11               $  9.22
                                                                              --------------         ----------
                                                                              --------------         ----------
Total Return (c)                                                                   16.64%(d)            (7.73)%(e)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                       $  6,413               $ 6,836
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver (b)(d)                                    1.50%                 1.50%
  Expenses excluding reimbursement/waiver (b)(d)                                    4.79%                 3.93%
  Net investment income (loss) including reimbursement/waiver (b)(d)              (0.05)%                 0.21%
Average Commision Rate Per Share (f)                                             $ 0.0195               $0.0389
Portfolio Turnover Rate (g)                                                        20.14%                32.30%

------------------

(a) The Fund commenced operations on November 4, 1996.

(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.

(c) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).

(d) Annualized.

(e) Not Annualized.

(f) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(g) Portfolio turnover rate represents the rate of portfolio activity of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       8

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is the Schroder International Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on November 4, 1996. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1998, only Investor Shares had been issued.

   MASTER-FEEDER ARRANGEMENT

         The Fund seeks to achieve its investment objective by investing all of its investable assets in Schroder International Smaller Companies Portfolio (the 'Portfolio'), a separate diversified portfolio of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio's income, expenses and realized and unrealized gain and loss daily. The Portfolio's financial statements are included on pages 12 to 21 in this report and should be read in conjunction with the Fund's financial statements. The Fund owns substantially all of the interests in the Portfolio, and is deemed, for purposes of the Act, to control the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to

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                                       9
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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)

   differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization are amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The Trust, on behalf of the Fund, has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, LLC ('FAdS'), respectively. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Fund subject to an annual minimum fee of $25,000.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ('FSS'). The transfer agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other charges.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') is the fund accountant. For its services to the Fund, FAcS is entitled to receive from the Trust a fee of $12,000 per year.

--------------------------------------------------------------------------------
                                       10

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Schroder Advisors voluntarily has waived a portion of its fee and has assumed certain expenses of the Fund so that the Fund's expenses chargeable to Investor Shares, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed an annual rate of 1.50% of the Fund's average daily net assets attributable to such shares. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. Schroder Advisors, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees, from time to time. For the six months ended April 30, 1998, Schroder Advisors waived fees and reimbursed expenses of $3,178 and $21,162, respectively, and FAdS waived fees of $10,117.

NOTE 5. BENEFICIAL INTEREST

         For the period ended April 30, 1998, there were two unaffiliated shareholders owning more than 10% of the Fund's net assets totaling 22.7%.

--------------------------------------------------------------------------------
                                       11

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Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1998 (UNAUDITED)

         STOCKS AND WARRANTS - 96.1%
SHARES                                      VALUE US$
-------                                    ------------
          BELGIUM - (2.1%)
          COMMON STOCK
  2,000   Kinepolis (a)
            Services                       $    135,285
                                           ------------
          DENMARK - (1.2%)
          COMMON STOCK
  1,000   Carli Gry International
            Consumer Durables                    75,257
                                           ------------
          FINLAND - (2.5%)
          COMMON STOCK
  1,750   KCI Konecranes International
            Machinery                            83,515
  2,500   Martela OY--A
            Consumer Durables                    78,009
                                           ------------
                                                161,524
                                           ------------
          FRANCE - (13.7%)
          COMMON STOCK
    340   Filipacchi Medias
            Services                             91,472
  2,200   Gautier France SA
            Consumer Durables                   130,878
    900   Genset SA (a)
            Services                             82,854
  1,900   HF Co. (a)
            Capital Equipment                   126,292
  6,000   ILOG SA ADR (a)
            Capital Equipment                    93,001
  1,300   Lapeyre SA
            Materials                            98,724
    500   Manitou B.F. SA
            Capital Equipment                    75,775
  2,500   Societe Generale dEnterprises SA
            (a)
            Capital Equipment                    97,419
  1,500   Tansgene SA (a)
            Services                             82,406
                                           ------------
                                                878,821
                                           ------------
          GERMANY - (9.9%)
          COMMON STOCK
    130   Buderus AG
            Manufacturing                        61,070
    540   Jungheinrich AG
            Manufacturing                       108,632
    700   Rhoen--Klinikum AG
            Consumer Durables                    73,140
    200   Sartorius AG
            Capital Equipment                   104,765
                                           ------------
                                                347,607
                                           ------------

SHARES                                      VALUE US$
-------                                    ------------
          GERMANY (CONCLUDED)
          PREFERRED STOCK
     60   Hugo Boss AG
            Consumer Durables              $    110,337
    250   Marschollek Lautenschlaeger und
            Partner AG
            Finance                              97,451
  1,900   Moebel Walther AG
            Capital Equipment                    80,468
                                           ------------
                                                288,256
                                           ------------
                                                635,863
                                           ------------
          HONG KONG - (2.3%)
          COMMON STOCK
 62,000   Chen Hsong Holdings Ltd.
            Capital Equipment                    15,848
 57,200   HKR International Ltd.
            Finance                              34,337
 35,000   Varitronix International Ltd.
            Manufacturing                        70,487
 49,000   YGM Trading Ltd.
            Consumer Durables                    28,150
                                           ------------
                                                148,822
                                           ------------
          ITALY - (3.6%)
          COMMON STOCK
  5,001   Brembo SpA (a)
            Capital Equipment                    67,580
  3,000   Gewiss SpA
            Machinery                            73,817
  3,500   Industrie Natuzzi SpA ADR
            Retail                               89,907
                                           ------------
                                                231,304
                                           ------------
          JAPAN - (17.1%)
          COMMON STOCK
  2,000   Aichi Toyota Motor Co. Ltd.
            Capital Equipment                    18,164
 14,000   Airport Facilities Co. Ltd.
            Services                             42,383
  8,000   Amada Metrecs Co. Ltd.
            Machinery                            46,742
  5,000   Arcland Sakamoto
            Services                             27,624
 11,000   Canon Copyer Sales Co.
            Consumer Durables                    50,783
  6,000   Charle Co.
            Services                             50,405
  8,000   Daidoh Ltd.
            Consumer Durables                    23,008
  8,000   Diamond City Co.
            Finance                              37,842

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

SHARES                                      VALUE US$
-------                                    ------------
          JAPAN (CONCLUDED)
  6,000   Eiden Sakakiya Co. Ltd.
            Services                       $     25,202
  4,000   Hitachi Transport System
            Services                             32,695
 12,000   Idec Izumi
            Capital Equipment                    66,389
  4,000   Inaba Denkisangyo Co.
            Capital Equipment                    42,383
  9,000   Inabata & Co.
            Services                             28,540
  4,000   Japan Airport Terminal Co.
            Services                             25,127
  5,000   Kansai Kosaido Co. Ltd.
            Services                             33,036
  5,000   Mandom Corp.
            Consumer Non-Durables                37,841
  6,000   Maruzen Co. Ltd.
            Consumer Durables                    17,936
  2,000   Meiko Shokai
            Capital Equipment                    24,219
  3,000   Mirai Industry Co. Ltd.
            Manufacturing                        30,538
  1,000   Nagaileben Co. Ltd.
            Materials                            18,921
  6,000   Nippon Cable System
            Capital Equipment                    40,914
  4,000   Nishio Rent All Co.
            Services                             33,907
 11,000   Nissan Fire & Marine Insurance
            Finance                              39,961
  4,000   Sanki Engineering
            Capital Equipment                    30,516
  3,000   Santen Pharmaceutical
            Consumer Non-Durables                30,198
 10,000   Sumitomo Warehouse
            Services                             41,247
  1,000   Tachihi Enterprise Co. Ltd.
            Finance                              23,689
  2,500   Trusco Nakayama Corp.
            Machinery                            32,355
  7,000   Tsubaki Nakashima Co. Ltd.
            Capital Equipment                    37,721
  6,000   Yodogawa Steel Works
            Materials                            25,430
      6   Yoshinoya D & C Co. Ltd.
            Services                             49,950
  7,000   Yushiro Chemical Industry
            Energy                               29,138
                                           ------------
                                              1,094,804
                                           ------------
SHARES                                      VALUE US$
-------                                    ------------
          MALAYSIA - (0.6%)
          COMMON STOCK
 28,000   Nylex (Malaysia) Berhad
            Materials                      $     13,850
 26,000   Sime UEP Properties Berhad
            Finance                              22,941
                                           ------------
                                                 36,791
                                           ------------
          NETHERLANDS - (5.3%)
          COMMON STOCK
  6,000   BE Semiconductor Industries N.V.
            (a)
            Capital Equipment                    65,330
  1,100   Endemol Entertainment
            Services                             25,533
  2,250   Koninklijke Ahrend Groep N.V.
            Consumer Durables                    77,951
  2,600   Unique International N.V.
            Multi-Industry                       82,742
  2,700   Volker Stevin N.V.
            Materials                            89,933
                                           ------------
                                                341,489
                                           ------------
          SINGAPORE - (0.1%)
          COMMON STOCK
  6,000   Clipsal Industries Ltd.
            Capital Equipment                     8,640
                                           ------------
          SPAIN - (5.5%)
          COMMON STOCK
  2,600   Banco de Valencia
            Finance                              76,764
 10,000   Corp. Financiera Reunida SA (a)
            Finance                             112,522
  1,300   Inmobiliaria Metropolitan Vasco
            Central SA
            Services                             78,897
  2,000   Viscofan Industria Navarra De
            Envolturas Celulosicas, SA
            Consumer Non-Durables                81,357
                                           ------------
                                                349,540
                                           ------------
          SWEDEN - (1.5%)
          COMMON STOCK
  7,000   Hemkopakedjan AB (a)
            Retail                               95,429
                                           ------------
          SWITZERLAND - (7.6%)
          COMMON STOCK
    650   AGIE Charmilles Holding AG
            Multi-Industry                       58,071
     20   Gurit-Heberlein AG
            Materials                            71,338
      4   Lindt & Spruengli AG (a)
            Consumer Non-Durables                94,340

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF APRIL 30, 1998 (UNAUDITED)

SHARES                                      VALUE US$
-------                                    ------------
          SWITZERLAND (CONCLUDED)
     40   SEZ Holding AG
            Capital Equipment              $     70,671
    750   Safra Republic Holdings SA
            Finance                             121,125
    750   TEGE SA (a)
            Services                             68,005
                                           ------------
                                                483,550
                                           ------------
          UNITED KINGDOM - (23.1%)
          COMMON STOCK
  7,000   AEA Technology plc
            Capital Equipment                    84,033
  9,000   Amey plc
            Capital Equipment                   107,290
 10,000   Avesco plc
            Services                             69,804
 11,000   Cammell Laird Holdings plc
            Services                             79,544
 17,500   Canning plc
            Materials                            80,024
 16,400   Dawson Holdings plc
            Finance                              47,986
 13,000   Helphire Group plc
            Services                             85,855
 65,000   ITE Group plc (a)
            Materials                            83,682
  1,667   Lanica Trust (a)(b)
            Finance                               1,402
  4,000   Logica plc
            Services                            105,869
  9,800   Low & Bonar plc
            Materials                            55,054
SHARES                                      VALUE US$
-------                                    ------------
          UNITED KINGDOM (CONCLUDED)
  8,450   Oriflame International SA
            Consumer Non-Durables          $     71,912
 11,700   PSD Group plc
            Services                            129,109
 10,000   Penna Holdings plc
            Services                             36,783
 10,500   Renishaw plc
            Capital Equipment                    75,313
 60,000   Rutland Trust plc
            Finance                              60,692
 10,500   Servisair plc
            Services                             45,863
 21,000   Tilbury Douglas plc
            Services                             87,776
  7,000   Whatman plc
            Manufacturing                        91,872
 13,100   Wickes plc
            Materials                            77,315
                                           ------------
                                              1,477,178
                                           ------------
          Total Investments - (96.1%)
            (cost $6,249,768)                 6,154,297
          Other Assets Less
            Liabilities - (3.9%)                249,167
                                           ------------
          Total Net Assets - (100.0%)      $  6,403,464
                                           ------------
                                           ------------

------------------

ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Valued pursuant to methodology approved by the Board of Trustees.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $  6,249,768
         Net unrealized appreciation (depreciation)                               (95,471)
                                                                             ------------

                              Total Investments at value                        6,154,297
                                                                             ------------

         Cash                                                                     158,148
         Receivable for dividends, tax reclaims and interest                       29,069
         Receivable for investments sold                                           82,819
         Organization costs, net of amortization (Note 2)                          10,577
                                                                             ------------

                              Total Assets                                      6,434,910
                                                                             ------------

LIABILITIES:
         Payable for investments purchased                                         25,922
         Payable to administrator (Note 3)                                            386
         Accrued expenses and other liabilities                                     5,138
                                                                             ------------

                              Total Liabilities                                    31,446
                                                                             ------------

                              Net Assets                                     $  6,403,464
                                                                             ------------
                                                                             ------------

COMPONENTS OF NET ASSETS:
         Investors' capital                                                  $  6,499,321
         Net unrealized appreciation (depreciation) on investments and
           foreign currency transactions                                          (95,857)
                                                                             ------------

                              Net Assets                                       $6,403,464
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                           For the Period
                                                                                               Ended
                                                                                           April 30, 1998
                                                                                            (unaudited)
                                                                                           --------------
INVESTMENT INCOME:
         Dividend income (net of foreign withholding taxes of $5,531)                         $ 43,437
         Interest income                                                                         2,670
                                                                                           --------------
                              Total Investment Income                                           46,107
                                                                                           --------------
EXPENSES:
         Investment advisory (Note 3)                                                           27,031
         Administration (Note 3)                                                                 4,770
         Subadministration (Note 3)                                                             12,500
         Transfer agency (Note 3)                                                                6,025
         Custody                                                                                 2,046
         Accounting (Note 3)                                                                    33,000
         Legal                                                                                     252
         Audit                                                                                  14,141
         Pricing                                                                                 6,364
         Trustees                                                                                  149
         Amortization of organization costs (Note 2)                                             1,511
         Miscellaneous                                                                             579
                                                                                           --------------
                              Total Expenses                                                   108,368
         Fees waived and expenses reimbursed (Note 6)                                          (70,264)
                                                                                           --------------
                              Net Expenses                                                      38,104
                                                                                           --------------
NET INVESTMENT INCOME (LOSS)                                                                     8,003
                                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
         Net realized gain (loss) on investments sold                                          132,013
         Net realized gain (loss) on foreign currency transactions                              (1,391)
                                                                                           --------------
                              Net realized gain (loss) on investments and foreign
                                currency transactions                                          130,622
                                                                                           --------------
         Net change in unrealized appreciation (depreciation) on investments                   857,964
         Net change in unrealized appreciation (depreciation) on foreign currency
           transactions                                                                           (586)
                                                                                           --------------
                              Net change in unrealized appreciation (depreciation) on
                                investments and foreign currency transactions                  857,378
                                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS       988,000
                                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $996,003
                                                                                           --------------
                                                                                           --------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the         For the Period
                                                                                      Period Ended     November 4, 1996
                                                                                     April 30, 1998        through
                                                                                      (unaudited)      October 31, 1997
                                                                                     --------------    ----------------
   NET ASSETS, BEGINNING OF PERIOD                                                     $6,825,551         $       --
                                                                                     --------------    ----------------
   OPERATIONS:
            Net investment income (loss)                                                    8,003             36,266
            Net realized gain (loss) on investments                                       130,622            377,647
            Net change in unrealized appreciation (depreciation) on investments           857,378           (953,235)
                                                                                     --------------    ----------------
            Net increase (decrease) in net assets resulting from operations               996,003           (539,322)
                                                                                     --------------    ----------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
            Contributions                                                                 153,354          7,554,417
            Withdrawals                                                                (1,571,444)          (189,544)
                                                                                     --------------    ----------------
            Net increase (decrease) in net assets from transactions in investors'
               beneficial interest                                                     (1,418,090)         7,364,873
                                                                                     --------------    ----------------
            Net increase (decrease) in net assets                                        (422,087)         6,825,551
                                                                                     --------------    ----------------
   NET ASSETS, END OF PERIOD                                                           $6,403,464         $6,825,551
                                                                                     --------------    ----------------
                                                                                     --------------    ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Portfolio performance for the period:

                                                                          For the Six         For the Period
                                                                          Months Ended       November 4, 1996
                                                                         April 30, 1998          through
                                                                          (Unaudited)      October 31, 1997 (a)
---------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                    1.20% (b)            1.20% (b)
  Expenses excluding reimbursement/waiver                                    3.41% (b)            2.72% (b)
  Net investment income including reimbursement/waiver                       0.25% (b)            0.51% (b)
Average Commission Rate Per Share (c)                                     $  0.0195            $  0.0389
Portfolio Turnover Rate                                                     20.14%               32.30%

------------------
(a) The Portfolio commenced operations on November 4, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is Schroder International Smaller Companies Portfolio (the 'Portfolio'), a diversified portfolio that commenced operations on November 4, 1996. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less generally are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at a current market price then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees. Fair valued securities represented approximately 0.02% of the total investments at April 30, 1998.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.85% of the average daily net assets of the Portfolio. SCMI voluntarily has undertaken to waive 0.10% of the advisory fees payable by the Fund. This fee limitation arrangement shall remain in effect until its elimination is approved by the Board of Trustees of Schroder Core.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Schroder Core, on behalf of the Portfolio, has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, LLC ('FAdS'), respectively. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.15% of the average daily net assets of the Portfolio. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Portfolio, subject to an annual minimum of $25,000.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') performs portfolio accounting for the Portfolio and is entitled to compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain additional charges.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended April 30, 1998 aggregated $1,247,462 and $1,783,571, respectively.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1998 was $6,249,768. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,248,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,343,602.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI voluntarily has waived a portion of its advisory fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed 1.20% of the Portfolio's average daily net assets. Schroder Advisors, SCMI, FAdS, and FAcS may voluntarily waive all or a portion of their fees from time to time. For the six months ended April 30, 1998, fees waived and expenses reimbursed were as follows:

                                                     WAIVED       REIMBURSED
----------------------------------------------------------------------------
SCMI                                                 $27,031       $ 28,348
Schroder Advisors                                      4,770             --
FAdS                                                  10,115             --

NOTE 7. CONCENTRATION OF RISK

         Because the Portfolio has a relatively large concentration of portfolio securities invested in companies domiciled in Japan and the United Kingdom, it may be more susceptible to political, social and economic events adversely affecting Japanese and United Kingdom companies than portfolios not so concentrated.

--------------------------------------------------------------------------------
                                       21

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Peter S. Knight
Sharon L. Haugh

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J.Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard R. Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane P. Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Fergal Cassidy
  Treasurer

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

ADMINISTRATOR AND DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN

The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, U. K.

TRANSFER AND DIVIDEND
DISBURSING AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110-2624

INDEPENDENT AUDITORS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

This report is for the information of the shareholders of the Schroder International Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

[ LOGO ]    SCHRODERS
---------------------------

       Schroder
       International
       Smaller
       Companies
       Fund


       SEMI-ANNUAL REPORT

       April 30, 1998
       (Unaudited)


       Schroder Capital Funds
         (Delaware)